Summary of Significant Accounting Policies (Tables)	6 Months Ended
Dec. 31, 2025
Summary of Significant Accounting Policies [Abstract]
Schedule of Estimated Depreciation Useful Life	Depreciation is provided in amounts sufficient to amortize the cost of the related assets over their useful lives using the straight-line method, as follows:
Useful life
Office and electronic equipment	3 years

Schedule of Revenues by Revenue Streams

For the six months ended December 31, 2025 and 2024, the disaggregated revenues by revenue streams were as follows:

	For the Six Months ended December 31,
	2025	2024
Time charter revenue (over time recognition)	$9,176,820	$9,977,858
Vessel management services revenue (over time recognition)	3,411,443	3,408,509
Total	$12,588,263	$13,386,367

Schedule of Revenues by Customer Location

For the six months ended December 31, 2025 and 2024, the disaggregated revenues by customer location were as follows:

	For the Six Months ended December 31,
	2025	2024
Singapore	$9,250,107	$10,047,638
Hong Kong S.A.R.	1,892,510	1,909,464
Other countries	1,445,646	1,429,265
Total	$12,588,263	$13,386,367